Share Capital	12 Months Ended
Jun. 30, 2025
Share Capital [Abstract]
Share Capital
24.	Share Capital

Ordinary shares

Ordinary shares are classified as equity. Transaction costs (net of tax, where the deduction can be utilised) arising on the issue of ordinary shares are recognised in equity as a reduction of the share proceeds received.

Where share application monies have been received but the shares have not been issued, these monies are shown as a payable in the Consolidated Statement of Financial Position.

The movement in fully paid ordinary shares during the year is as follows:

	2025 No. shares	2024 No. shares	2023 No. shares
At the beginning of the financial year	10,293,296,014	10,039,138,024	8,246,752,670
Shares issued (1,2)	1,250,000,000	244,157,990	1,792,385,354
Shares purchased by Employee Share Plan Trustee (3)	(250,000,000)	–	–
Employee share awards vested	–	–	–
Movement in treasury shares under Employee Share Plans	250,000,000	–	–
Transfers and other movements	–	10,000,000	–
At the end of the financial year	11,543,296,014	10,293,296,014	10,039,138,024
Comprising:
Shares held by the public	11,293,296,014	10,293,296,014	10,039,138,024
Treasury shares	250,000,000	–	–

	2025 $’000	2024 $’000	2023 $’000
At the beginning of the financial year	795,773	756,744	504,255
Shares issued (1,2)	40,000	37,399	262,448
Transaction costs associated with share issues	(2,055)	(120)	(9,959)
Transfers and other movements	–	1,750	–
At the end of the financial year	833,718	795,773	756,744

(1)
On 29 November 2024, the Group completed a fully underwritten placement to institutional investors, resulting in the issuance of 1,250,000,000 fully paid ordinary shares at an issue price of $0.032 per share for aggregate gross proceeds of $40.0 million.

(2)
On 17 November 2022, the Group announced an agreement with Troilus Gold Corporation to acquire 1,824 claims for a purchase consideration of $$44.5 million. Pursuant to this agreement, the Group issued 184,331,797 fully paid ordinary shares to Troilus Gold Corporation to settle the transaction.

(3)
On 29 October 2019, the Company entered into an At-the-Market Subscription Agreement (ATM) (previously referred to as a Controlled Placement Agreement) with Acuity Capital. As security for the ATM, Acuity Capital held 250,000,000 ordinary fully paid shares in the Company (“Collateral Shares”). On 6 January 2025, the Group announced the termination of the ATM, with the Collateral Shares transferred at zero cost from Acuity Capital to the Company’s Employee Share Plan Trustee, where they will be held to meet the future vesting of employee share awards.

Ordinary shares participate in dividends and the proceeds on winding up of the parent entity in proportion to the number of shares held. At shareholders' meetings, each ordinary share is entitled to one vote when a poll is called, otherwise each shareholder has one vote on a show of hands.

The Company does not have authorised capital or par value in respect of its issued shares.

Options

Options are classified as equity and issue proceeds are taken up in the share based payments reserve. Transaction costs (net of tax, where the deduction can be utilised) arising on the issue of options are recognised in equity as a reduction of the option proceeds received.

The movement in options during the year is as follows:

	2025 No. options	2024 No. options	2023 No. options
At the beginning of the financial year	12,234,482	42,234,482	350,290,518
Granted during the year	–	10,000,000	6,234,482
Exercised during the year	–	(40,000,000)	(310,196,342)
Forfeited / lapsed during the year	(10,000,000)	–	(4,094,176)
At the end of the financial year	2,234,482	12,234,482	42,234,482
Comprising:
Listed options	–	–	–
Unlisted options	2,234,482	12,234,482	42,234,482

Capital management policy

The Group has been funded predominantly by equity up to the date of this report. Management controls the capital of the Group with the aim of creating long-term shareholder value and ensuring the Group can fund its operations and continue as a going concern. The Group’s capital is managed by assessing the Group’s financial risks and adjusting its capital structure in response to changes in these risks and market conditions.

None of the Group’s entities are currently subject to externally imposed capital requirements. In addition, there were no changes in the Group’s approach to capital management during the year.